12. OTHER NON-INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Non-interest Expense Details
Telephone and data lines	$ 553	$ 431
Postage, printing and office supplies	325	307
Franchise and other taxes	276	286
Insurance	168	214
Travel-related expenses	187	210
Correspondent bank fees	125	168
Charitable contributions	88	130
Other	941	750
Total	$ 2,663	$ 2,496	$ 2,114